Other Income (Expense), Net (Details) - Schedule of condensed consolidated statements of operations and comprehensive loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Other expense, net:
Interest income	$ 186		$ 225	$ 6	$ 7	$ 168
Change in fair value of derivative and warrant liability		(2,478)	(606)	(3,792)	(4,920)	(1,806)
Loss on extinguishment of convertible note						(3,775)
Other expense, net	$ (70)	$ (260)	$ (337)	$ (494)	(502)	17
Total other expense, net					$ (5,415)	$ (5,396)